Financial Risk Management and Financial Instruments - Summary of Immediate Impact on Net Loss Before Tax (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 USD ($)
Disclosure Of Financial Instruments [Abstract]
(Increase)/decrease in loss before tax	$ 121	kr (13)	$ 74